Annual Fund Operating Expenses - Invesco Russell 2000 Dynamic Multifactor ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.39%
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%